Capital Advisors Growth Fund
Capital Advisors Growth Fund
September 29, 2017

CAPITAL ADVISORS GROWTH FUND

Investor Class      CIAOX

a series of Advisors Series Trust

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated April 30, 2017

Based on a recommendation from Capital Advisors, Inc. (the "Advisor"), investment advisor to the Capital Advisors Growth Fund (the "Fund"), the Board of Trustees of Advisors Series Trust (the "Trust") has approved the elimination of the Fund's Rule 12b-1 Plan and fee.

The Board also approved, at the recommendation of the Advisor, an Amended and Restated Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund's Expense Cap from 1.25% to 1.00%.  This Expense Cap will be in place through at least April 29, 2019.

Effective September 30, 2017, the Fund's Rule 12b-1 fee is eliminated and the Fund's Expense Cap is reduced to 1.00%. Additionally, effective immediately, Mr. Steven V. Soranno will serve as a co-portfolio manager to the Fund.  Information below is also updated with regard to the Advisor's posting of top-ten portfolio holdings on its website.

Accordingly, the following changes are made to the Fund's Summary Prospectus, Prospectus and SAI.

Summary Prospectus and Prospectus

•	The "Fees and Expenses of the Fund" sub-section and the "Example" sub-section on page 1 of the Summary Prospectus and page 3 of the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Capital Advisors Growth Fund Investor Class
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Advisors Growth Fund Investor Class
Management Fees	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.26%	[1]
Less: Fee Waiver	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.03%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers" found in the Financial Highlights of the statutory prospectus, which reflects the Fund's operating expenses and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2019, and may only be terminated by the Board of the Trust. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Capital Advisors Growth Fund | Investor Class | USD ($)	105	353	646	1,481

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.